Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings per share
Antidilutive stock options to purchase common shares	9,745,800	8,967,300	10,880,700